UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21323

 NAME OF REGISTRANT:                     Eaton Vance Limited Duration
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Deidre E. Walsh, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022



Eaton Vance Limited Duration Income Fund
--------------------------------------------------------------------------------------------------------------------------
 BANIJAY ENTERTAINMENT SAS                                                                   Agenda Number:  715247183
--------------------------------------------------------------------------------------------------------------------------
        Security:  F6456QAB8
    Meeting Type:  AGM
    Meeting Date:  16-Mar-2022
          Ticker:
            ISIN:  XS2112340679
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATION                   Non-Voting
       MEETING. THERE ARE CURRENTLY NO PUBLISHED
       AGENDA ITEMS, SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY APPLY FOR AN
       ENTRANCE CARD BY CONTACTING YOUR CLIENT
       REPRESENTATIVE. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  935460193
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2021
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       R. Glenn Hubbard                                          Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL OUTDOOR HOLDINGS, INC.                                                        Agenda Number:  935567389
--------------------------------------------------------------------------------------------------------------------------
        Security:  18453H106
    Meeting Type:  Annual
    Meeting Date:  04-May-2022
          Ticker:  CCO
            ISIN:  US18453H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas C. King                                            Mgmt          For                            For
       W. Benjamin Moreland                                      Mgmt          For                            For
       Jinhy Yoon                                                Mgmt          For                            For

2.     Approval of the advisory (non-binding)                    Mgmt          Against                        Against
       resolution on executive compensation.

3.     Ratification of Ernst & Young LLP as the                  Mgmt          For                            For
       independent accounting firm for the year
       ending December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  935585844
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  03-May-2022
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       David M. Baum                                             Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2022.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE BANK AG                                                                            Agenda Number:  714949306
--------------------------------------------------------------------------------------------------------------------------
        Security:  D18190PG3
    Meeting Type:  BOND
    Meeting Date:  07-Dec-2021
          Ticker:
            ISIN:  XS1071551391
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   VOTING MUST BE LODGED WITH SHAREHOLDER                    Non-Voting
       DETAILS AS PROVIDED BY YOUR CUSTODIAN. IF
       NO SHAREHOLDER DETAILS ARE PROVIDED, YOUR
       INSTRUCTION MAY BE REJECTED.

1      PROPOSE TO AMEND THE TERMS AND CONDITIONS                 Mgmt          No vote
       OF THE NOTES (THE "TERMS AND CONDITIONS")
       BY WAY OF MAJORITY VOTE OF THE HOLDERS IN
       ORDER TO REPLACE REFERENCES TO LIBOR IN THE
       INTEREST PROVISIONS OF THE NOTES (THE
       "AMENDMENT")




--------------------------------------------------------------------------------------------------------------------------
 EXTRACTION OIL & GAS, INC.                                                                  Agenda Number:  935502294
--------------------------------------------------------------------------------------------------------------------------
        Security:  30227M303
    Meeting Type:  Special
    Meeting Date:  29-Oct-2021
          Ticker:  XOG
            ISIN:  US30227M3034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Agreement and Plan of               Mgmt          For                            For
       Merger by and among Extraction Oil & Gas,
       Inc. (the "Company"), Bonanza Creek Energy,
       Inc. ("BCEI") and Raptor Eagle Merger Sub
       ("Merger Sub").

2.     Approve, on a non-binding advisory basis,                 Mgmt          For                            For
       the compensation that may be paid or become
       payable to the Company's named executive
       officers that is based on or otherwise
       relates to the merger of Merger Sub with
       and into the Company.




--------------------------------------------------------------------------------------------------------------------------
 HERTZ GLOBAL HOLDINGS, INC.                                                                 Agenda Number:  935593699
--------------------------------------------------------------------------------------------------------------------------
        Security:  42806J700
    Meeting Type:  Annual
    Meeting Date:  19-May-2022
          Ticker:  HTZ
            ISIN:  US42806J7000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director to serve for a                       Mgmt          Withheld                       Against
       three-year term expiring at the 2025 Annual
       Meeting: Michael Gregory O'Hara

1B.    Election of Director to serve for a                       Mgmt          For                            For
       three-year term expiring at the 2025 Annual
       Meeting: Thomas Wagner

1C.    Election of Director to serve for a                       Mgmt          For                            For
       three-year term expiring at the 2025 Annual
       Meeting: Vincent J. Intrieri

2.     Ratification of the selection of Ernst &                  Mgmt          For                            For
       Young LLP as the Company's independent
       registered public accounting firm for the
       year 2022.

3.     Approval, by a non-binding advisory vote,                 Mgmt          For                            For
       of the named executive officers'
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 IHEARTMEDIA, INC.                                                                           Agenda Number:  935578077
--------------------------------------------------------------------------------------------------------------------------
        Security:  45174J509
    Meeting Type:  Annual
    Meeting Date:  10-May-2022
          Ticker:  IHRT
            ISIN:  US45174J5092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cheryl Mills                                              Mgmt          For                            For
       Robert W. Pittman                                         Mgmt          For                            For
       James A. Rasulo                                           Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       Ernst & Young LLP as our independent
       registered public accounting firm for the
       fiscal year ending December 31, 2022.

3.     The approval, on an advisory (non-binding)                Mgmt          For                            For
       basis, of the compensation of our named
       executive officers.




--------------------------------------------------------------------------------------------------------------------------
 MCDERMOTT INTERNATIONAL, LTD                                                                Agenda Number:  935630043
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5924V106
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2022
          Ticker:  MCDIF
            ISIN:  BMG5924V1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To appoint Michael McKelvy as Chairman of                 Mgmt          For                            For
       the 2022 Annual General Meeting of Members.

2.     DIRECTOR
       Craig Broderick                                           Mgmt          Withheld                       Against
       Neil Bruce                                                Mgmt          Withheld                       Against
       Barbara Duganier                                          Mgmt          Withheld                       Against
       Andrew Gould                                              Mgmt          Withheld                       Against
       Alan Hirshberg                                            Mgmt          Withheld                       Against
       Nils Larsen                                               Mgmt          Withheld                       Against
       Lee McIntire                                              Mgmt          Withheld                       Against
       Michael McKelvy                                           Mgmt          Withheld                       Against
       Paul Soldatos                                             Mgmt          Withheld                       Against

3.     To approve amendments to Bye-Law 31 of the                Mgmt          For                            For
       Amended and Restated Bye-Laws of McDermott
       International, Ltd.

4.     To appoint Ernst & Young LLP as the Auditor               Mgmt          Against                        Against
       of McDermott International, Ltd for a term
       extending until the close of the 2023
       Annual General Meeting of Members and give
       the Audit Committee of the Board of
       Directors the authority to set the
       remuneration of the Company's Auditor.




--------------------------------------------------------------------------------------------------------------------------
 SKILLSOFT CORP.                                                                             Agenda Number:  935640676
--------------------------------------------------------------------------------------------------------------------------
        Security:  83066P200
    Meeting Type:  Annual
    Meeting Date:  23-Jun-2022
          Ticker:  SKIL
            ISIN:  US83066P2002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ronald W. Hovsepian                                       Mgmt          Withheld                       Against
       Peter Schmitt                                             Mgmt          For                            For
       Jeffrey R. Tarr                                           Mgmt          For                            For

2.     Ratify appointment of Ernst & Young LLP as                Mgmt          For                            For
       our independent registered public
       accounting firm for the fiscal year ending
       January 31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 SKILLSOFT CORPORATION                                                                       Agenda Number:  935562694
--------------------------------------------------------------------------------------------------------------------------
        Security:  83066P200
    Meeting Type:  Special
    Meeting Date:  31-Mar-2022
          Ticker:  SKIL
            ISIN:  US83066P2002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve, for purposes of complying with                Mgmt          For                            For
       applicable sections of the New York Stock
       Exchange Listed Company Manual, the
       issuance of shares of Class A common stock,
       par value $0.0001 per share, of Skillsoft
       ("Common Stock") (the "Stock Issuance
       Proposal") pursuant to that certain
       Agreement and Plan of Merger, dated as of
       December 22, 2021 (as it may be amended
       from time to time), by and among Skillsoft,
       Skillsoft Finance II, Inc., a Delaware
       corporation and indirect wholly-owned
       ...(due to space limits, see proxy material
       for full proposal).

2.     To approve one or more adjournments of the                Mgmt          For                            For
       Special Meeting only: (i) to ensure that
       any supplement or amendment to the
       accompanying proxy statement that the Board
       of Directors of Skillsoft has reasonably
       determined in good faith after consultation
       with Skillsoft's outside legal counsel is
       required by applicable law is disclosed to
       Skillsoft's stockholders and for such
       supplement or amendment to be promptly
       disseminated to Skillsoft's stockholders
       prior to the Special Meeting; (ii) if,
       ...(due to space limits, see proxy material
       for full proposal).



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Limited Duration Income Fund
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/24/2022